Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Building and Improvements [Member]
Estimated useful lives	20 years	20 years
Minimum [Member] | Plant Equipment [Member]
Estimated useful lives	2 years	2 years
Minimum [Member] | Computer and software [Member]
Estimated useful lives	1 year	1 year
Minimum [Member] | Office Equipment [Member]
Estimated useful lives	3 years	3 years
Maximum [Member] | Plant Equipment [Member]
Estimated useful lives	15 years	15 years
Maximum [Member] | Computer and software [Member]
Estimated useful lives	2 years	2 years
Maximum [Member] | Office Equipment [Member]
Estimated useful lives	10 years	10 years